Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows (used in) provided by operating activities:
Net loss	$ (296,360)	$ (4,410)	$ (507,768)	$ (17,913)
Adjustments to reconcile net loss to net cash (used in) provided by operations:
Forgiveness of PPP Loans	(103,900)
Depreciation and amortization	48,637
Changes in operating assets and liabilities:
Accounts receivable	15,763
Prepaid expenses	858	(2,505)
Accounts payable and accrued expenses	183,550	7,943	496,418	(2,475)
Net cash (used in) provided by operating activities	(151,452)	1,028	(11,350)	(20,388)
Cash flows provided by investing activities:
Cash acquired in acquisition			46
Net cash provided by investing activities			46
Cash flows provided by financing activities:
Cash advanced by related party	151,452
Net cash provided by financing activities	151,452
Net increase in cash		1,028	(11,304)	(20,388)
Cash at beginning of period	46	11,350	11,350	31,738
Cash at end of period	$ 46	$ 12,378	$ 46	$ 11,350